Employee Retirement and Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Benefit Obligations and Fair Value of Plan Assets

Reconciliations of beginning and ending balances of the benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of year	¥593,274	¥551,320	¥261,130	¥94,170
Service cost	25,875	23,331	5,756	5,660
Interest cost	12,354	12,636	12,748	11,792
Plan participants’ contributions	—	—	2,680	2,460
Amendments	(1,913)	(423)	—	(149)
Actuarial (gain) loss	14,845	22,290	3,872	(5,946)
Benefits paid	(17,511)	(15,880)	(8,234)	(7,458)
Acquisition	—	—	—	198,754
Foreign currency exchange rate changes	—	—	(15,822)	(38,153)

Benefit obligations at end of year	626,924	593,274	262,130	261,130
Change in plan assets:
Fair value of plan assets at beginning of year	460,090	457,208	197,835	75,058
Actual return on plan assets	(17,285)	4,533	2,335	19,307
Employer contributions	22,282	13,283	8,228	8,152
Plan participants’ contributions	—	—	2,680	2,460
Benefits paid	(16,351)	(14,934)	(8,201)	(7,413)
Acquisition	—	—	—	128,043
Foreign currency exchange rate changes	—	—	(10,844)	(27,772)

Fair value of plan assets at end of year	448,736	460,090	192,033	197,835

Funded status at end of year	¥(178,188)	¥(133,184)	¥(70,097)	¥(63,295)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets at December 31, 2011 and 2010 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Other assets	¥54	¥345	¥1,397	¥1,318
Accrued expenses	—	—	(132)	(533)
Accrued pension and severance cost	(178,242)	(133,529)	(71,362)	(64,080)

	¥(178,188)	¥(133,184)	¥(70,097)	¥(63,295)

Recognized Accumulated Other Comprehensive Income (Loss) Before Income Taxes

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2011 and 2010 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Actuarial loss	¥291,778	¥257,625	¥16,095	¥3,538
Prior service credit	(130,712)	(142,473)	(345)	(486)
Net transition obligation	—	722	—	—

	¥161,066	¥115,874	¥15,750	¥3,052

Accumulated Benefit Obligation for All Defined Benefit Plans

The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Accumulated benefit obligation	¥595,689	¥565,406	¥238,675	¥216,239

Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
	(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥622,645	¥589,391	¥259,517	¥258,326
Fair value of plan assets	444,403	455,862	188,023	193,713
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥591,830	¥559,468	¥160,941	¥144,225
Fair value of plan assets	444,403	453,342	111,527	122,590

Net Periodic Benefit Cost for Employee Retirement and Severance Defined Benefit Plans

Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2011, 2010 and 2009 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2011	2010	2009	2011	2010	2009
	(Millions of yen)
Service cost	¥25,875	¥23,331	¥21,759	¥5,756	¥5,660	¥2,426
Interest cost	12,354	12,636	12,535	12,748	11,792	4,251
Expected return on plan assets	(16,485)	(16,591)	(15,808)	(12,112)	(10,540)	(4,211)
Amortization of net transition obligation	722	722	722	—	—	—
Amortization of prior service credit	(13,674)	(13,878)	(13,650)	(93)	(116)	(98)
Amortization of actuarial loss	14,462	14,545	13,923	621	1,050	1,014

	¥23,254	¥20,765	¥19,481	¥6,920	¥7,846	¥3,382

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2011 and 2010 are summarized as follows:

	Japanese plans		Foreign plans
	Years ended December 31		Years ended December 31
	2011	2010	2011	2010
	(Millions of yen)
Current year actuarial (gain) loss	¥48,615	¥34,348	¥13,649	¥(14,713)
Amortization of actuarial loss	(14,462)	(14,545)	(621)	(1,050)
Prior service credit due to amendments	(1,913)	(423)	—	(149)
Amortization of prior service credit	13,674	13,878	93	116
Amortization of net transition obligation	(722)	(722)	—	—

	¥45,192	¥32,536	¥13,121	¥(15,796)

Summary of Estimated Defined Benefit Pension Plans Amortized from Acumulated Other Comprehensive Income (Loss) into Next Year Benefit Cost

The estimated prior service credit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follows:

	Japanese plans	Foreign plans
	(Millions of yen)
Prior service credit	¥(13,137)	¥(130)
Actuarial loss	16,708	986

Weighted-Average Assumptions Used to Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2011	2010	2011	2010
Discount rate	1.9%	2.1%	4.6%	4.9%
Assumed rate of increase in future compensation levels	3.0%	3.0%	2.4%	2.9%

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2011	2010	2009	2011	2010	2009
Discount rate	2.1%	2.3%	2.4%	4.9%	4.9%	5.3%
Assumed rate of increase in future compensation levels	3.0%	3.0%	3.0%	2.9%	2.8%	3.1%
Expected long-term rate of return on plan assets	3.6%	3.6%	3.7%	5.7%	6.1%	6.2%

Fair Values of Company's Pension Plans Assets

The fair values of Canon’s pension plan assets at December 31, 2011 and 2010, by asset category, are as follows:

	December 31, 2011
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	¥37,875	¥—	¥—	¥37,875	¥—	¥—	¥—	¥—
Foreign companies	4,804	—	—	4,804	3,779	—	—	3,779
Pooled funds (b)	—	82,380	—	82,380	—	47,779	—	47,779
Debt securities:
Government bonds (c)	17,951	—	—	17,951	2,326	—	—	2,326
Municipal bonds	—	864	—	864	—	19	—	19
Corporate bonds	—	8,170	—	8,170	—	—	—	—
Pooled funds (d)	—	190,832	—	190,832	—	92,653	—	92,653
Mortgage backed securities (and other asset backed securities)	—	4,842	—	4,842	—	2,726	—	2,726
Life insurance company general accounts	—	92,700	—	92,700	—	—	—	—
Other assets	—	7,171	1,147	8,318	—	42,751	—	42,751

	¥60,630	¥386,959	¥1,147	¥448,736	¥6,105	¥185,928	¥—	¥192,033

	December 31, 2010
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	¥50,177	¥—	¥—	¥50,177	¥—	¥—	¥—	¥—
Foreign companies	5,352	—	—	5,352	3,474	—	—	3,474
Pooled funds (f)	—	90,597	—	90,597	—	80,666	—	80,666
Debt securities:
Government bonds (g)	9,687	—	—	9,687	2,074	—	—	2,074
Municipal bonds	—	323	—	323	—	—	—	—
Corporate bonds	—	6,518	—	6,518	—	—	—	—
Pooled funds (h)	—	194,286	—	194,286	—	104,650	—	104,650
Mortgage backed securities (and other asset backed securities)	—	1,980	—	1,980	—	232	—	232
Life insurance company general accounts	—	91,610	—	91,610	—	—	—	—
Other assets	—	8,521	1,039	9,560	—	6,739	—	6,739

	¥65,216	¥393,835	¥1,039	¥460,090	¥5,548	¥192,287	¥—	¥197,835

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥1,129 million.
(b)	These funds invest in listed equity securities consisting of approximately 50% Japanese companies and 50% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 30% Japanese government bonds and 70% foreign government bonds.
(d)	These funds invest in approximately 75% Japanese government bonds, 15% foreign government bonds, 5% Japanese municipal bonds, and 5% corporate bonds for Japanese plans. These funds invest in approximately 40% foreign government bonds and 60% corporate bonds for foreign plans.
(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥1,044 million.
(f)	These funds invest in listed equity securities consisting of approximately 50% Japanese companies and 50% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 50% Japanese government bonds and 50% foreign government bonds.
(h)	These funds invest in approximately 60% Japanese government bonds, 20% foreign government bonds, 10% Japanese municipal bonds, and 10% corporate bonds for Japanese plans. These funds invest in approximately 40% foreign government bonds and 60% corporate bonds for foreign plans

Benefit Payments, Reflect Expected Future Service

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)
Year ending December 31:
2012	¥15,100	¥8,750
2013	16,137	8,542
2014	17,301	8,763
2015	19,160	9,228
2016	20,893	9,993
2017 – 2021	130,449	60,255